EQUITY - Shares Buy-back (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares purchased	$ 16	$ 63	$ 48
Percentage of waiver over the total paid dividends	1.00%
Treasury shares
Shares purchased (in shares)	0.6	3.1
Shares purchased	$ 16	$ 63	$ 48
Treasury shares excluding Employees' Share Trust
Shares purchased (in shares)	0.6	3.1
Shares purchased	$ 16	$ 63